Property and Equipment Net (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 20.7	$ 11.1
Property and equipment, gross	165.2	147.4
Accumulated depreciation	77.5	68.9
Property and equipment, net	87.7	78.5
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	58.1	51.4
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7.6	6.8
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 78.8	$ 78.1